PLANT AND EQUIPMENT (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross book value	$ 65,579,782	$ 49,024,631	$ 20,987,324
Less: Accumulated depreciation	(4,305,620)	(2,537,573)	(1,041,022)
Net carrying amount	61,274,162	46,487,058	19,946,302
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross book value	5,344,326	5,263,933	3,681,644
Structure and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross book value	49,841,748	36,308,860	15,446,062
Mature Seeds [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross book value	9,234,439	6,294,372	1,369,626
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross book value	393,411	391,608	212,479
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross book value	$ 765,858	$ 765,858	$ 277,513